Allowance for Loan Losses - Loans by Credit Quality Indicator (Detail) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable, Recorded Investment [Line Items]
Loans, Gross carrying value / Loans by credit quality	$ 183,015,075	$ 176,687,329
Guaranteed portion of loans	47,715,737	43,118,330
Financing Receivable, Aggregate Rate	100.00%	100.00%
Construction and Land Development [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, Gross carrying value / Loans by credit quality	6,353,787	4,873,512
Guaranteed portion of loans	73,000
Residential, 1-4 Families [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, Gross carrying value / Loans by credit quality	40,203,978	36,091,051
Guaranteed portion of loans	673,854	752,677
Nonfarm, Nonresidential [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, Gross carrying value / Loans by credit quality	60,316,018	48,993,867
Guaranteed portion of loans	26,835,404	19,855,775
Commercial and Industrial [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, Gross carrying value / Loans by credit quality	66,612,984	75,914,072
Guaranteed portion of loans	19,589,284	22,001,515
Consumer [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, Gross carrying value / Loans by credit quality	5,685,407	6,703,363
Guaranteed portion of loans
Other [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, Gross carrying value / Loans by credit quality	3,842,901	4,111,464
Guaranteed portion of loans	544,195	508,363
Pass Credits [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, Gross carrying value / Loans by credit quality	178,142,652	173,533,614
Guaranteed portion of loans	46,048,551	42,270,235
Financing Receivable, Aggregate Rate	97.30%	98.20%
Pass Credits [Member] | Construction and Land Development [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, Gross carrying value / Loans by credit quality	6,283,729	4,786,945
Guaranteed portion of loans	73,000
Pass Credits [Member] | Residential, 1-4 Families [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, Gross carrying value / Loans by credit quality	39,586,647	35,755,061
Guaranteed portion of loans	629,939	752,677
Pass Credits [Member] | Nonfarm, Nonresidential [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, Gross carrying value / Loans by credit quality	58,188,799	47,500,758
Guaranteed portion of loans	26,063,658	19,654,773
Pass Credits [Member] | Commercial and Industrial [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, Gross carrying value / Loans by credit quality	64,556,331	74,878,901
Guaranteed portion of loans	18,737,759	21,354,422
Pass Credits [Member] | Consumer [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, Gross carrying value / Loans by credit quality	5,684,245	6,696,475
Guaranteed portion of loans
Pass Credits [Member] | Other [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, Gross carrying value / Loans by credit quality	3,842,901	3,915,474
Guaranteed portion of loans	544,195	508,363
Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, Gross carrying value / Loans by credit quality	4,768,072	2,890,881
Guaranteed portion of loans	1,667,186	848,095
Financing Receivable, Aggregate Rate	2.60%	1.60%
Special Mention [Member] | Construction and Land Development [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, Gross carrying value / Loans by credit quality	70,058	86,567
Guaranteed portion of loans
Special Mention [Member] | Residential, 1-4 Families [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, Gross carrying value / Loans by credit quality	617,331	335,990
Guaranteed portion of loans	43,915
Special Mention [Member] | Nonfarm, Nonresidential [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, Gross carrying value / Loans by credit quality	2,022,868	1,230,275
Guaranteed portion of loans	771,746	201,002
Special Mention [Member] | Commercial and Industrial [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, Gross carrying value / Loans by credit quality	2,056,653	1,035,171
Guaranteed portion of loans	851,525	647,093
Special Mention [Member] | Consumer [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, Gross carrying value / Loans by credit quality	1,162	6,888
Guaranteed portion of loans
Special Mention [Member] | Other [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, Gross carrying value / Loans by credit quality		195,990
Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, Gross carrying value / Loans by credit quality	104,351	262,834
Financing Receivable, Aggregate Rate	0.10%	0.20%
Substandard [Member] | Construction and Land Development [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, Gross carrying value / Loans by credit quality
Guaranteed portion of loans
Substandard [Member] | Residential, 1-4 Families [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, Gross carrying value / Loans by credit quality
Substandard [Member] | Nonfarm, Nonresidential [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, Gross carrying value / Loans by credit quality	104,351	262,834
Substandard [Member] | Commercial and Industrial [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, Gross carrying value / Loans by credit quality
Substandard [Member] | Consumer [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, Gross carrying value / Loans by credit quality
Guaranteed portion of loans
Substandard [Member] | Other [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, Gross carrying value / Loans by credit quality
Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, Gross carrying value / Loans by credit quality
Doubtful [Member] | Construction and Land Development [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, Gross carrying value / Loans by credit quality
Guaranteed portion of loans
Doubtful [Member] | Residential, 1-4 Families [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, Gross carrying value / Loans by credit quality
Doubtful [Member] | Nonfarm, Nonresidential [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, Gross carrying value / Loans by credit quality
Doubtful [Member] | Commercial and Industrial [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, Gross carrying value / Loans by credit quality
Doubtful [Member] | Consumer [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, Gross carrying value / Loans by credit quality
Guaranteed portion of loans
Doubtful [Member] | Other [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, Gross carrying value / Loans by credit quality